INVESTORS LIFE INSURANCE COMPANY
 OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT II
 (formerly INA/PUTNAM SEPARATE ACCOUNT)
FINANCIAL STATEMENTS

December 31, 2021

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America
Administrative Offices: Jacksonville, Illinois

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Investors Life Insurance Company of North America
and the Contract Owners of
Investors Life Insurance Company of North America – Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of the subdivisions comprising the Investors Life Insurance Company of North America – Separate Account II (the “Separate Account”) as of December 31, 2021, related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, and the results of the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas February 17, 2022

We have served as the Separate Account’s auditor since 2016.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Net Assets

December 31, 2021

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified	Large Cap Value Fund Qualified	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified

ASSETS:
Investments, at fair value	$11,367	$189,926	$324,857	$24,158	$585,090	$35,618
Total assets	$11,367	$189,926	$324,857	$24,158	$585,090	$35,618

NET ASSETS:
Accumulation units	$11,367	$189,926	$324,857	$24,158	$585,090	$35,618
Total net assets	$11,367	$189,926	$324,857	$24,158	$585,090	$35,618

FUND SHARE INFORMATION
Number of shares	11,367	189,926	54,598	776	18,789	5,308

Cost of investments	$11,367	$189,926	$321,360	$10,612	$197,132	$35,631

ACCUMULATION UNIT VALUE	$3.567707	$3.603969	$11.946780	$40.875795	$41.154230	$12.770807

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified
ASSETS:
Investments, at fair value	$656,391	$1,370,982	$487,159
Total assets	$656,391	$1,370,982	$487,159

NET ASSETS:
Accumulation units	$656,391	$1,370,982	$487,159
Total net assets	$656,391	$1,370,982	$487,159

FUND SHARE INFORMATION
Number of shares	656,391	43,956	46,842

Cost of investments	$656,391	$1,042,237	$713,690

ACCUMULATION UNIT VALUE	$2.961520	$17.622780	$8.626857

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Operations

Year Ended December 31, 2021

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$1	$35	$13,517

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	140	3,359	3,021
Net investment income (loss)	(139)	(3,324)	10,496

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	-	-
Realized gains (losses) on fund shares	-	-	4
Net realized gains (losses)	-	-	4
Change in unrealized gains and (losses)	-	-	1,604
Net realized and change in unrealized gains (losses) on investments	-	-	1,608

Increase (Decrease) in Net Assets from Operations	$(139)	$(3,324)	$12,104

	PUTNAM DIVISIONS
	Large Cap Value Fund Qualified	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified

Net Investment Income (Loss)
Investment Income:
Dividends	$319	$7,229	$1,329

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	228	5,116	363
Net investment income (loss)	91	2,113	966

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	1,331	31,804	-
Realized gains (losses) on fund shares	1,255	146	86
Net realized gains (losses)	2,586	31,950	86
Change in unrealized gains and (losses)	2,787	85,318	(2,976)
Net realized and change in unrealized gains (losses) on investments	5,373	117,268	(2,890)

Increase (Decrease) in Net Assets from Operations	$5,464	$119,381	$(1,924)

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Operations

Year Ended December 31, 2021

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$74	$27,293	$35,642

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	6,965	14,461	5,169
Net investment income (loss)	(6,891)	12,832	30,473

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	55,077	785
Realized gains (losses) on fund shares	-	95,222	(4,287)
Net realized gains (losses)	-	150,299	(3,502)
Change in unrealized gains and (losses)	-	184,012	(56,564)
Net realized and change in unrealized gains (losses) on investments	-	334,311	(60,066)

Increase (Decrease) in Net Assets from Operations	$(6,891)	$347,143	$(29,593)

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2021

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified	Large Cap Value Fund Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(139)	$(3,324)	$10,496	$91
Net realized gains (losses)	-	-	4	2,586
Change in unrealized gains (losses)	-	-	1,604	2,787
Net increase (decrease) in net assets from operations	(139)	(3,324)	12,104	5,464

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(36,243)	(186,312)	(38)	1
Benefit payment to annuitants	-	-	-	(3,747)
Net increase (decrease) from policy transactions	(36,243)	(186,312)	(38)	(3,746)
Net increase (decrease) in net assets	(36,382)	(189,636)	12,066	1,718

Net Assets:
Net assets at December 31, 2020	47,749	379,562	312,791	22,440
Net assets at December 31, 2021	$11,367	$189,926	$324,857	$24,158

Year Ended December 31, 2020

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified	Large Cap Value Fund Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(310)	$(2,291)	$11,209	$140
Net realized gains (losses)	-	-	16	1,614
Change in unrealized gains (losses)	-	-	2,275	(1,037)
Net increase (decrease) in net assets from operations	(310)	(2,291)	13,500	717

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(4,506)	(28)	-	-
Benefit payment to annuitants	-	-	-	(3,114)
Net increase (decrease) from policy transactions	(4,506)	(28)	-	(3,114)
Net increase (decrease) in net assets	(4,816)	(2,319)	13,500	(2,397)

Net Assets:
Net assets at December 31, 2019	52,565	381,881	299,291	24,837
Net assets at December 31, 2020	$47,749	$379,562	$312,791	$22,440

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2021

	PUTNAM DIVISIONS
	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,113	$966
Net realized gains (losses)	31,950	86
Change in unrealized gains (losses)	85,318	(2,976)
Net increase (decrease) in net assets from operations	119,381	(1,924)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-
Contract surrenders	(7)	-
Benefit payment to annuitants	-	(4,086)
Net increase (decrease) from policy transactions	(7)	(4,086)
Net increase (decrease) in net assets	119,374	(6,010)

Net Assets:
Net assets at December 31, 2020	465,716	41,628
Net assets at December 31, 2021	$585,090	$35,618

Year Ended December 31, 2020

	PUTNAM DIVISIONS
	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,809	$1,770
Net realized gains (losses)	19,888	364
Change in unrealized gains (losses)	(1,233)	359
Net increase (decrease) in net assets from operations	21,464	2,493

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-
Contract surrenders	(9)	-
Benefit payment to annuitants	-	(4,453)
Net increase (decrease) from policy transactions	(9)	(4,453)
Net increase (decrease) in net assets	21,455	(1,960)

Net Assets:
Net assets at December 31, 2019	444,261	43,588
Net assets at December 31, 2020	$465,716	$41,628

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2021

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(6,891)	$12,832	$30,473
Net realized gains (losses)	-	150,299	(3,502)
Change in unrealized gains (losses)	-	184,012	(56,564)
Net increase (decrease) in net assets from operations	(6,891)	347,143	(29,593)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(104,657)	(636,663)	(90,455)
Benefit payment to annuitants	(2,776)	(6,916)	(1,642)
Net increase (decrease) from policy transactions	(107,433)	(643,579)	(92,097)
Net increase (decrease) in net assets	(114,324)	(296,436)	(121,690)

Net Assets:
Net assets at December 31, 2020	770,715	1,667,418	608,849
Net assets at December 31, 2021	$656,391	$1,370,982	$487,159

Year Ended December 31, 2020

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(5,481)	$18,280	$28,538
Net realized gains (losses)	-	124,079	191
Change in unrealized gains (losses)	-	(71,971)	383
Net increase (decrease) in net assets from operations	(5,481)	70,388	29,112

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(334)	(102,420)	(109)
Benefit payment to annuitants	(3,194)	(6,455)	(2,123)
Net increase (decrease) from policy transactions	(3,528)	(108,875)	(2,232)
Net increase (decrease) in net assets	(9,009)	(38,487)	26,880

Net Assets:
Net assets at December 31, 2019	779,724	1,705,905	581,969
Net assets at December 31, 2020	$770,715	$1,667,418	$608,849

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2021

Note 1. Organization

Investors Life Insurance Company of North America-Separate Account II (formerly INA/PUTNAM Separate Account) (the “Separate Account”), a separate account of Investors Life Insurance Company of North America (“Investors Life”), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has four specific Putnam Divisions which correspond to four Putnam mutual funds (the “Putnam Funds”) and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the “Funds”). Each Putnam Division may contain two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Money Market Fund, Putnam High Yield Fund, Putnam Large Cap Value Fund and Putnam Income Fund (the “Putnam Divisions”). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (the “Ruling”) (see Note 5), can be invested in up to three of the following portfolios  of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Large Cap Value Fund and Putnam Variable Trust Income Fund (the “Putnam Variable Trust Divisions”). The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board's Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account's status as an investment company has not changed during the year ended December 31, 2021. The Separate Account has not provided financial support to any investee during the year ended December 31, 2021, and the Separate Account has no contractual obligations to provide financial support to any investee.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2021

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5) and to transfer from and to the General Account of Investors Life.  The amounts of all transfers for the year ended December 31, 2021 were as follows:

Transfers between Separate Account II subdivisions	$-
Transfers from the General Account	-
Transfers to the General Account	-
Net transfers	$-

Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code.  The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

The Ruling was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate, the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Divisions. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group ("CIGNA Funds") pursuant to a plan of reorganization approved by shareholders of the fund. Contract owners who transferred their Putnam Divisions contract values to the CIGNA Funds cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust Divisions were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle.  Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust Divisions as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life’s exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust Divisions.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2021

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2021 and units outstanding at December 31, 2021 were as follows:

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified	Large Cap Value Fund Qualified	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified
Unit outstanding at December 31, 2020	13,258	104,337	27,195	690	14,217	3,102
Units purchased and transfers in	-	-	-	-	-	-
Units sold and transfers out	(10,072)	(51,638)	(3)	(99)	-	(313)
Units outstanding December 31, 2021	3,186	52,699	27,192	591	14,217	2,789

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified
Unit outstanding at December 31, 2020	257,820	119,610	66,810
Units purchased and transfers in	-	-	-
Units sold and transfers out	(36,180)	(41,814)	(10,340)
Units outstanding December 31, 2021	221,640	77,796	56,470

The accumulation units for five of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2021, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Large Cap Value Fund - Qualified	591	$24,158	58	$7.2854846
Income Fund - Non-Qualified	2,789	$35,618	270	$3.3272587
Putnam Variable Trust Money Market Fund - Non-Qualified	8,489	$25,140	532	$0.6856516
Putnam Variable Trust Large Cap Value Fund – Non-Qualified	2,523	$44,462	272	$1.5002105
Putnam Variable Trust Income Fund – Non-Qualified	2,508	$21,636	119	$1.9534897

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2021

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

Note 8. Financial Highlights - Expense Ratios and Net Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

PUTNAM DIVISIONS
Money Market Fund Qualified								Money Market Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	3,186	$3.567707	$11		0.95%	0.01%	-0.94%	12/31/21	52,699	$3.603969	$190	0.95%	0.01%	-0.94%
12/31/20	13,258	$3.601639	$48		0.95%	0.35%	-0.60%	12/31/20	104,337	$3.637842	$380	0.95%	0.35%	-0.60%
12/31/19	14,507	$3.623399	$53		0.95%	1.92%	0.97%	12/31/19	104,345	$3.659787	$382	0.95%	1.93%	0.98%
12/31/18	15,791	$3.588473	$57		0.95%	1.57%	0.62%	12/31/18	117,147	$3.624470	$425	0.95%	1.72%	0.77%
12/31/17	17,861	$3.566355	$64		0.95%	0.64%	-0.31%	12/31/17	31,037	$3.601656	$112	0.95%	0.63%	-0.32%

High Yield Fund Non-Qualified								Large Cap Value Fund Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	27,192	$11.946780	$325		0.95%	4.25%	3.81%	12/31/21	591	$40.875795	$24	0.95%	1.33%	22.77%
12/31/20	27,195	$11.501783	$313		0.95%	4.80%	4.64%	12/31/20	690	$32.522237	$22	0.95%	1.62%	3.40%
12/31/19	27,195	$11.005372	$299		0.95%	5.01%	11.99%	12/31/19	799	$31.085555	$25	0.95%	1.43%	25.17%
12/31/18	27,195	$9.744114	$265		0.95%	4.86%	-2.89%	12/31/18	917	$24.128684	$22	0.95%	1.90%	-8.49%
12/31/17	49,759	$10.321110	$514		0.95%	4.99%	4.73%	12/31/17	1,043	$26.590471	$28	0.95%	1.68%	16.37%

Large Cap Value Fund Non-Qualified								Investors Fund Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	14,217	$41.154230	$585		0.95%	1.34%	22.17%	12/31/21	N/A	N/A	N/A	N/A	N/A	N/A
12/31/20	14,217	$32.757673	$466		0.95%	1.64%	5.29%	12/31/20	N/A	N/A	N/A	N/A	N/A	N/A
12/31/19	14,217	$31.248574	$444		0.95%	1.46%	24.99%	12/31/19	N/A	N/A	N/A	N/A	N/A	N/A
12/31/18	14,218	$24.276497	$345		0.95%	1.97%	-9.14%	12/31/18	N/A	N/A	N/A	0.95%	0.70%	8.37%
12/31/17	14,218	$26.739675	$380		0.95%	1.48%	16.34%	12/31/17	2,314	$27.182297	$63	0.95%	0.70%	20.31%

Investors Fund Non-Qualified								Income Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	N/A	N/A	N/A		N/A	N/A	N/A	12/31/21	2,789	$12.770807	$36	0.95%	3.48%	-5.04%
12/31/20	N/A	N/A	N/A		N/A	N/A	N/A	12/31/20	3,102	$13.419804	$42	0.95%	5.13%	5.89%
12/31/19	N/A	N/A	N/A		N/A	N/A	N/A	12/31/19	3,445	$12.652620	$44	0.95%	3.87%	9.73%
12/31/18	N/A	N/A	N/A		0.95%	1.82%	7.20%	12/31/18	3,818	$11.485476	$44	0.95%	3.50%	-0.55%
12/31/17	15,206	$24.028064	$365		0.95%	0.91%	20.81%	12/31/17	4,226	$11.544381	$49	0.95%	3.47%	4.90%

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2021

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund Non-Qualified								Putnam Variable Trust Large Cap Value Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	221,640	$2.961520	$656		0.95%	0.01%	-0.94%	12/31/21	77,796	$17.622780	$1,371	0.95%	1.79%	22.81%
12/31/20	257,820	$2.989352	$771		0.95%	0.24%	-0.71%	12/31/20	119,610	$13.940458	$1,667	0.95%	2.15%	4.63%
12/31/19	258,994	$3.010580	$780		0.95%	1.81%	0.86%	12/31/19	128,551	$13.270257	$1,706	0.95%	2.57%	25.59%
12/31/18	283,643	$2.985235	$847		0.95%	1.42%	0.47%	12/31/18	130,939	$10.246505	$1,342	0.95%	1.13%	-8.84%
12/31/17	310,489	$2.971229	$923		0.95%	0.47%	-0.48%	12/31/17	134,705	$11.277269	$1,519	0.95%	0.00%	19.13%

Putnam Variable Trust Income Fund Non-Qualified
		Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	56,470	$8.626857	$487		0.95%	6.55%	-5.44%
12/31/20	66,810	$9.113145	$609		0.95%	5.76%	4.90%
12/31/19	67,061	$8.678196	$582		0.95%	4.26%	10.69%
12/31/18	73,588	$7.804806	$574		0.95%	3.30%	-0.60%
12/31/17	79,569	$7.851283	$625		0.95%	4.54%	4.80%

Note 9. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2021.

Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2021

Note 10. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 17, 2022.